UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Investment Company Act file number: 811-08659

The Henssler Funds, Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144
(Address of principal executive offices) (Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
 (Name and Address of Agent for Service)

With copy to:
 Paul Hastings LLP
1170 Peachtree Street, N.E.
Suite 100
Atlanta, GA 30309
Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: November 1, 2015 – January 31, 2016

Item 1 – Schedule of Investments.

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.78%
Consumer Discretionary - 11.19%
Automobiles - 0.70%
Thor Industries, Inc.	5,800	$304,094

Hotels, Restaurants & Leisure - 2.08%
McDonald's Corp.	3,488	431,744
Panera Bread Co. - Class A(1)	1,250	242,500
The Cheesecake Factory, Inc.	4,700	227,010
		901,254
Leisure Products - 0.56%
Sturm Ruger & Co., Inc.	4,100	241,285

Media - 2.21%
The Walt Disney Co.	9,996	957,817

Multiline Retail - 0.48%
Big Lots, Inc.	5,400	209,412

Specialty Retail - 4.04%
DSW, Inc. - Class A	16,100	386,561
Guess?, Inc.	10,100	187,254
Ross Stores, Inc.	17,400	978,924
Williams-Sonoma, Inc.	3,800	196,308
		1,749,047
Textiles, Apparel & Luxury Goods - 1.12%
Fossil Group, Inc.(1)	5,500	179,300
VF Corp.	4,900	306,740
		486,040
Total Consumer Discretionary		4,848,949
Consumer Staples - 10.66%
Beverages - 2.02%
PepsiCo, Inc.	8,795	873,344

Food & Staples Retailing - 3.46%
CVS Health Corp.	7,690	742,777
Wal-Mart Stores, Inc.	11,418	757,699
		1,500,476
Food Products - 2.61%
Cal-Maine Foods, Inc.	3,350	169,074
Flowers Foods, Inc.	9,700	199,238
Hormel Foods Corp.	9,500	763,895
		1,132,207
Household Products - 2.11%
The Procter & Gamble Co.	11,200	914,928

Tobacco - 0.46%
Universal Corp.	3,600	197,028

Total Consumer Staples		4,617,983
Energy - 6.73%
Energy Equipment & Services - 2.23%
FMC Technologies, Inc.(1)	7,400	186,110

	Shares	Value
Energy Equipment & Services (continued)
Schlumberger, Ltd.	10,800	$780,516
		966,626
Oil, Gas & Consumable Fuels - 4.50%
Chevron Corp.	9,600	830,112
Exxon Mobil Corp.	11,778	916,917
World Fuel Services Corp.	5,200	202,540
		1,949,569
Total Energy		2,916,195
Financials - 11.32%
Banks - 4.42%
Commerce Bancshares, Inc.	6,480	266,522
Cullen/Frost Bankers, Inc.	3,300	157,938
People's United Financial, Inc.	20,700	297,459
Prosperity Bancshares, Inc.	4,450	188,680
UMB Financial Corp.	4,450	208,705
US Bancorp	17,100	685,026
Wells Fargo & Co.	2,195	110,255
		1,914,585
Capital Markets - 2.51%
Raymond James Financial, Inc.	3,350	146,764
SEI Investments Co.	14,400	565,056
T Rowe Price Group, Inc.	1,550	109,972
Waddell & Reed Financial, Inc. - Class A	9,700	266,168
		1,087,960
Insurance - 4.39%
AmTrust Financial Services, Inc.	3,100	177,289
Everest Re Group, Ltd.	1,200	214,728
RenaissanceRe Holdings, Ltd.	3,700	416,805
The Travelers Cos., Inc.	8,500	909,840
Torchmark Corp.	3,400	184,756
		1,903,418
Total Financials		4,905,963
Health Care - 12.24%
Biotechnology - 2.03%
Celgene Corp.(1)	7,538	756,212
United Therapeutics Corp.(1)	1,000	123,180
		879,392
Health Care Equipment & Supplies - 2.75%
Abbott Laboratories	16,600	628,310
Meridian Bioscience, Inc.	11,100	213,675
Teleflex, Inc.	1,500	203,535
Varian Medical Systems, Inc.(1)	1,900	146,547
		1,192,067
Health Care Providers & Services - 3.93%
MEDNAX, Inc.(1)	10,000	694,600
Patterson Cos., Inc.	3,150	133,749
UnitedHealth Group, Inc.	7,600	875,216
		1,703,565
Health Care Technology - 1.57%
Cerner Corp.(1)	11,700	678,717

Life Sciences Tools & Services - 0.47%
Bio-Techne Corp.	2,450	202,591

	Shares	Value
Pharmaceuticals - 1.49%
Johnson & Johnson	6,200	$647,528

Total Health Care		5,303,860
Industrials - 12.85%
Air Freight & Logistics - 3.54%
CH Robinson Worldwide, Inc.	11,660	755,218
Expeditors International of Washington, Inc.	4,200	189,504
United Parcel Service, Inc. - Class B	6,337	590,609
		1,535,331
Commercial Services & Supplies - 0.47%
Rollins, Inc.	7,400	203,870

Construction & Engineering - 0.43%
Jacobs Engineering Group, Inc.(1)	4,700	184,381

Industrial Conglomerates - 1.40%
General Electric Co.	20,785	604,843

Machinery - 1.33%
AGCO Corp.	3,400	165,818
ITT Corp.	6,000	194,700
Lincoln Electric Holdings, Inc.	4,050	215,622
		576,140
Professional Services - 1.84%
ManpowerGroup, Inc.	2,300	175,605
Robert Half International, Inc.	14,255	623,941
		799,546
Road & Rail - 0.54%
Landstar System, Inc.	4,100	235,381

Trading Companies & Distributors - 3.30%
Applied Industrial Technologies, Inc.	4,500	172,980
Fastenal Co.	20,900	847,704
MSC Industrial Direct Co., Inc. - Class A	3,600	233,316
Watsco, Inc.	1,500	174,315
		1,428,315
Total Industrials		5,567,807
Information Technology - 20.18%
Communications Equipment - 1.63%
QUALCOMM, Inc.	15,608	707,667

Electronic Equipment & Instruments - 0.50%
Dolby Laboratories, Inc. - Class A	6,000	216,060

Internet Software & Services - 4.00%
Alphabet, Inc. - Class A(1)	1,800	1,370,430
NIC, Inc.	18,400	364,136
		1,734,566
IT Services - 7.03%
Accenture PLC - Class A	7,300	770,442
Broadridge Financial Solutions, Inc.	7,400	396,344
Cognizant Technology Solutions Corp. - Class A(1)	13,100	829,361
DST Systems, Inc.	1,200	126,492
Teradata Corp.(1)	8,600	209,324
Visa, Inc. - Class A	9,600	715,104
		3,047,067

	Shares	Value
Semiconductors & Semiconductor - 2.09%
First Solar, Inc.(1)	3,500	$240,310
Intel Corp.	21,500	666,930
		907,240
Software - 2.38%
FactSet Research Systems, Inc.	1,100	165,770
Microsoft Corp.	5,920	326,133
Oracle Corp.	8,113	294,583
Tyler Technologies, Inc.(1)	1,550	243,443
		1,029,929
Technology Hardware, Storage & Peripherals - 2.55%
Apple, Inc.	11,350	1,104,809

Total Information Technology		8,747,338
Materials - 3.79%
Chemicals - 2.10%
Ecolab, Inc.	6,700	722,729
Westlake Chemical Corp.	4,100	186,468
		909,197
Containers & Packaging - 1.17%
Silgan Holdings, Inc.	3,700	195,619
Sonoco Products Co.	7,850	310,154
		505,773
Metals & Mining - 0.52%
Compass Minerals International, Inc.	3,050	228,292

Total Materials		1,643,262
Utilities - 5.82%
Electric Utilities - 1.73%
OGE Energy Corp.	28,500	747,555

Gas Utilities - 0.83%
New Jersey Resources Corp.	10,200	359,244

Multi Utilities - 2.36%
Public Service Enterprise Group, Inc.	17,400	718,620
Vectren Corp.	7,300	305,432
		1,024,052
Water Utilities - 0.90%
American States Water Co.	8,600	390,440

Total Utilities		2,521,291

TOTAL COMMON STOCKS
(COST $36,848,767)		41,072,648

EXCHANGE-TRADED FUNDS - 2.72%
Materials Select Sector SPDR® Fund	9,333	361,747
Utilities Select Sector SPDR® Fund	18,000	817,560
		1,179,307
TOTAL EXCHANGE-TRADED FUNDS
(COST $980,746)		1,179,307

	Shares	Value
SHORT-TERM INVESTMENTS - 1.09%
Federated Prime Cash Obligations Fund - Institutional Shares, 7-day Yield 0.35%	470,541	$470,541

TOTAL SHORT-TERM INVESTMENTS
(COST $470,541)		470,541

TOTAL INVESTMENTS (98.59%)		42,722,496
(COST $38,300,054)

OTHER ASSETS IN EXCESS OF LIABILITIES (1.41%)		611,646

NET ASSETS (100.00%)		$43,334,142

(1)	Non-income producing security.

Common Abbreviations:
Ltd. - Limited.
SPDR - Standard & Poor Depositary Receipt.

See Notes to Quarterly Schedule of Investments

Notes to Quarterly Schedule of Investments
January 31, 2016 (Unaudited)

1. ORGANIZATION

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund offers Investor Class and Institutional Class shares. The Institutional Class commenced operations on June 15, 2011. The Fund’s investment strategy is to seek growth of capital.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by The Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Accounting Estimates — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost. See Fair Value Measurements and Disclosures section in the notes for additional information used to value The Fund’s investments.

Federal Income Taxes — For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carry forwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Distributions to Shareholders — Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Reclassifications — GAAP requires certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

Expenses that are specific to a class of shares of The Fund are charged directly to the share class. The Fund’s realized and unrealized gains and losses, net investment income, and expenses other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that The Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 - Significant unobservable prices or inputs (including The Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value The Fund’s investments as of January 31, 2016:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$41,072,648	$–	$–	$41,072,648
Exchange-Traded Funds	1,179,307	–	–	1,179,307
Short-Term Investments	470,541	–	–	470,541
TOTAL	$42,722,496	$–	$–	$42,722,496

*	See Schedule of Investments for industry classification.

There were no transfers into or out of Levels 1 and 2 during the three months ended January 31, 2016.

It is The Fund’s policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

For the period ended January 31, 2016, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Fund did not hold any derivative instruments at any time during the period.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at January 31, 2016 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$6,859,111
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(2,436,669)
Net Unrealized Appreciation	$4,422,442
Tax Cost of Investments	$38,300,054

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Item 2 - Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds, Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	March 28, 2016

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Treasurer, Principal Financial Officer

Date:	March 28, 2016